LVIP Inflation Plus Fund Expense Example - LVIP Inflation Plus Fund	Jul. 31, 2026 USD ($)
Standard Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 115
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	1,065
Expense Example, with Redemption, 10 Years	2,595
Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	581
Expense Example, with Redemption, 5 Years	1,193
Expense Example, with Redemption, 10 Years	$ 2,847